UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21471

Nuveen Tax-Advantaged Total Return Strategy Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JTA

Nuveen Tax-Advantaged Total Return Strategy Fund
Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 145.3% (97.0% of Total Investments)

	COMMON STOCKS – 98.8% (65.9% of Total Investments)

	Air Freight & Logistics – 3.6%

151,900	Deutsche Post AG, (3)	$4,208,083
21,200	United Parcel Service, Inc., Class B	2,092,228
	Total Air Freight & Logistics	6,300,311

	Airlines – 0.4%

18,500	Copa Holdings SA	775,705

	Automobiles – 2.4%

25,500	Daimler AG, Sponsored ADR, (3)	1,857,420
175,550	Ford Motor Company	2,382,214
	Total Automobiles	4,239,634

	Banks – 9.0%

175,000	Barclays PLC, Sponsored ADR	2,586,500
76,000	Citigroup Inc.	3,770,360
215,300	ING Groep N.V., Sponsored ADR	3,042,189
59,900	JPMorgan Chase & Co.	3,652,103
56,200	Wells Fargo & Company	2,885,870
	Total Banks	15,937,022

	Capital Markets – 5.0%

189,200	Ares Capital Corporation	2,739,616
98,100	Bank New York Mellon	3,840,615
123,400	UBS Group AG, (3)	2,281,434
	Total Capital Markets	8,861,665

	Chemicals – 3.4%

57,900	Agrium Inc.	5,182,050
90,300	CVR Partners LP	844,305
	Total Chemicals	6,026,355

	Communications Equipment – 3.3%

112,500	Cisco Systems, Inc.	2,953,125
302,800	Ericsson, Sponsored ADR, (5)	2,961,384
	Total Communications Equipment	5,914,509

	Containers & Packaging – 1.1%

33,600	Avery Dennison Corporation	1,900,752

	Diversified Financial Services – 2.7%

549,850	Deutsche Boerse AG, ADR, (3)	4,712,215

	Diversified Telecommunication Services – 4.1%

116,370	Bezeq Israeli Telecommunication Corporation Limited, ADR, (3)	1,118,316
131,800	Nippon Telegraph and Telephone Corporation, ADR	4,653,858
153,400	Telefonica Brasil SA	1,418,887
	Total Diversified Telecommunication Services	7,191,061

	Electric Utilities – 1.1%

546,300	EDP – Energias de Portugal, S.A., (3)	2,001,384

Nuveen Investments	1

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Food & Staples Retailing – 2.6%

47,300	CVS Health Corporation, (5)	$4,563,504

	Food Products – 1.6%

386,800	Orkla ASA, Sponsored ADR, (5)	2,823,640

	Hotels, Restaurants & Leisure – 0.6%

20,200	Cedar Fair LP, (6)	1,062,722

	Industrial Conglomerates – 2.1%

75,800	General Electric Company	1,911,676
78,500	Philips Electronics	1,841,610
	Total Industrial Conglomerates	3,753,286

	Insurance – 10.6%

150,200	Allianz S.E, Sponsored ADR, (3), (5)	2,347,626
33,250	Amercian International Group, Inc.	1,889,265
270,000	Aviva PLC, Sponsored ADR	3,704,400
232,700	Swiss Re AG, Sponsored ADR, (3), (5)	5,003,050
180,500	Unum Group, (5)	5,790,440
	Total Insurance	18,734,781

	Media – 7.7%

121,400	Interpublic Group of Companies, Inc., (6)	2,322,382
2,099	Metro-Goldwyn-Mayer, (2), (3)	160,574
107,380	National CineMedia, Inc., (6)	1,441,040
153,800	ProSiebenSat.1 Media AG, ADR, (3)	1,874,822
310,800	RTL Group SA, ADR, (3)	2,676,547
46,200	Time Warner Inc., (5)	3,176,250
3,958	Tribune Media Company	140,905
3,184	Tribune Media Company, (4)	—
989	Tribune Publishing Company	7,754
43,600	Viacom Inc., Class B	1,881,340
	Total Media	13,681,614

	Multiline Retail – 1.1%

25,200	Target Corporation	1,982,232

	Oil, Gas & Consumable Fuels – 3.5%

18,300	Phillips 66	1,406,172
39,100	Royal Dutch Shell PLC, Class A, Sponsored ADR	1,852,949
54,900	Suncor Energy, Inc.	1,466,928
32,200	Total SA, Sponsored ADR	1,439,662
	Total Oil, Gas & Consumable Fuels	6,165,711

	Pharmaceuticals – 18.3%

58,600	AbbVie Inc.	3,188,426
117,400	AstraZeneca PLC, Sponsored ADR, (5)	3,735,668
134,400	GlaxoSmithKline PLC, Sponsored ADR, (5)	5,167,680
46,800	Merck & Company Inc.	2,311,452
131,600	Pfzier Inc., (5)	4,133,556
118,800	Roche Holdings AG, Sponsored ADR, (3)	3,914,460
98,850	Sanofi-Aventis, ADR, (5)	4,692,410
91,350	Teva Pharmaceutical Industries Limited, Sponsored ADR, (5)	5,157,621
	Total Pharmaceuticals	32,301,273

	Professional Services – 1.1%

26,400	Adecco SA, (3)	1,933,419

	Real Estate Investment Trust – 2.9%

99,100	National Storage Affiliates Trust	1,342,805
111,600	Paramount Group Inc.	1,874,880

2	Nuveen Investments

Shares	Description (1)			Value

	Real Estate Investment Trust (continued)

70,400	PennyMac Mortgage Investment Trust			$1,089,088
64,300	Redwood Trust Inc.			889,912
	Total Real Estate Investment Trust			5,196,685

	Semiconductors & Semiconductor Equipment – 1.2%

48,500	Microchip Technology Incorporated			2,089,865

	Software – 4.8%

75,400	Microsoft Corporation, (6)			3,337,204
145,100	Oracle Corporation			5,241,012
	Total Software			8,578,216

	Technology Hardware, Storage & Peripherals – 1.8%

58,500	NetApp, Inc.			1,731,599
32,600	Seagate Technology			1,460,479
	Total Technology Hardware, Storage & Peripherals			3,192,078

	Tobacco – 2.8%

47,200	Imperial Tobacco Group, Sponsored ADR, (3)			4,885,200
	Total Common Stocks (cost $158,982,696)			174,804,839

Shares	Description (1)	Coupon	Ratings (7)	Value

	CONVERTIBLE PREFERRED SECURITIES – 1.7% (1.1% of Total Investments)

	Diversified Telecommunication Services – 1.7%

26,160	Frontier Communications Corporation	11.125%	N/R	$2,436,804
29,100	IntelSat SA	5.750%	N/R	544,170
	Total Diversified Telecommunication Services			2,980,974
	Total Convertible Preferred Securities (cost $4,202,447)			2,980,974

Shares	Description (1)	Coupon	Ratings (7)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 8.8% (5.9% of Total Investments)

	Banks – 3.6%

13,800	Boston Private Financial Holdings Inc.	6.950%	N/R	$350,796
81,800	Citigroup Inc., (6)	6.875%	BB+	2,181,606
25,098	City National Corporation	6.750%	Baa2	719,058
6,525	Cobank Agricultural Credit Bank, 144A, (3)	6.250%	BBB+	674,522
3,250	Cobank Agricultural Credit Bank, (3)	6.125%	BBB+	315,352
17,300	Fifth Third Bancorp.	6.625%	Baa3	471,425
7,700	First Republic Bank of San Francisco	7.000%	BBB–	211,134
2,873	PNC Financial Services	6.125%	Baa2	78,749
19,240	RBS Capital Trust	6.080%	BB–	470,418
11,644	Regions Financial Corporation	6.375%	BB	303,093
21	TCF Financial Corporation	7.500%	BB–	553
18,400	U.S. Bancorp.	6.500%	A3	528,448
	Total Banks			6,305,154

	Capital Markets – 0.8%

9,500	Charles Schwab Corporation	6.000%	BBB	239,115
19,750	Ladenburg Thalmann Financial Services Inc.	8.000%	N/R	459,188
25,675	Morgan Stanley	7.125%	Ba1	704,779
	Total Capital Markets			1,403,082

	Consumer Finance – 0.7%

9,200	Capital One Financial Corporation	6.700%	Baa3	243,800
24,160	HSBC Finance Corporation	6.360%	BBB–	605,450
8,430	SLM Corporation, Series A	6.970%	B1	372,606
	Total Consumer Finance			1,221,856

Nuveen Investments	3

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Shares	Description (1)	Coupon		Ratings (7)	Value

	Diversified Financial Services – 0.1%

8,100	KKR Financial Holdings LLC	7.375%		BBB	$211,977

	Electric Utilities – 0.4%

8,260	Alabama Power Company, (3)	6.500%		A3	218,374
1,300	Alabama Power Company, (3)	6.450%		A3	34,003
240	Georgia Power Company, (3)	6.500%		A–	24,698
5,000	Gulf Power Company, (3)	6.450%		Baa1	500,179
	Total Electric Utilities				777,254

	Food Products – 0.5%

17,700	CHS Inc.	7.100%		N/R	470,112
13,805	CHS Inc.	0.000%		N/R	357,688
	Total Food Products				827,800

	Insurance – 2.2%

20,089	Allstate Corporation	6.750%		BBB–	530,952
16,250	Arch Capital Group Limited	6.750%		BBB+	419,088
10,400	Aspen Insurance Holdings Limited	7.401%		BBB–	269,360
16,310	Aspen Insurance Holdings Limited	7.250%		BBB–	426,017
24,398	Axis Capital Holdings Limited	6.875%		BBB	636,056
13,580	Endurance Specialty Holdings Limited	7.750%		BBB–	345,204
15,000	Endurance Specialty Holdings Limited	7.500%		BBB–	386,700
17,801	Maiden Holdings Limited	8.250%		BB	475,821
9,600	National General Holding Company	7.500%		N/R	239,520
6,035	National General Holding Company	7.500%		N/R	150,029
	Total Insurance				3,878,747

	Thrifts & Mortgage Finance – 0.5%

4,631	Astoria Financial Corporation	6.500%		Ba2	116,700
29,436	Federal Agricultural Mortgage Corporation	6.875%		N/R	765,335
	Total Thrifts & Mortgage Finance				882,035
	Total $25 Par (or similar) Retail Preferred (cost $14,806,616)				15,507,905

Principal Amount (000)	Description (1)	Coupon (8)	Maturity (9)	Ratings (7)	Value

	VARIABLE RATE SENIOR LOANS INTERESTS – 27.8% (18.6% of Total Investments) (8)

	Aerospace & Defense – 0.3%

$610	B/E Aerospace, Inc., Term Loan B, First Lien	4.000%	12/16/21	BB+	$612,712

	Airlines – 0.3%

486	Delta Air Lines, Inc., Term Loan B1	3.250%	10/18/18	BBB	486,060

	Automobiles – 1.2%

982	Chrysler Group LLC, Term Loan B	3.500%	5/24/17	BB+	980,463
1,114	Formula One Group, Term Loan, First Lien	4.750%	7/30/21	B	1,101,108
2,096	Total Automobiles				2,081,571

	Building Products – 0.2%

396	Gates Global LLC, Term Loan	4.250%	7/06/21	B+	376,819

	Capital Markets – 0.3%

490	Guggenheim Partners LLC, Initial Term Loan	4.250%	7/22/20	N/R	490,817

	Chemicals – 1.1%

199	Mineral Technologies, Inc., Term Loan B2	4.750%	5/07/21	BB	200,615
787	Univar, Inc., Term Loan B, First Lien	4.250%	7/01/22	BB–	775,917
934	US Coatings Acquisition, Term Loan B	3.750%	2/01/20	BB–	929,222
1,920	Total Chemicals				1,905,754

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (8)	Maturity (9)	Ratings (7)	Value

	Commercial Services & Supplies – 0.2%

$1,011	Millennium Laboratories, Inc., Tranche B, Term Loan	5.250%	4/16/21	CCC+	$324,712

	Communications Equipment – 0.1%

271	Commscope, Inc., Term Loan B, First Lien	3.750%	5/28/22	BB	270,791

	Consumer Finance – 0.6%

1,000	First Data Corporation, Term Loan, (WI/DD)	TBD	TBD	BB–	992,891

	Containers & Packaging – 1.1%

500	Berry Plastics Holding Corporation, Term Loan F, (WI/DD)	TBD	TBD	BB–	499,866
1,527	Reynolds Group Holdings, Inc., Incremental US Term Loan, First Lien	4.500%	12/01/18	B+	1,529,884
2,027	Total Containers & Packaging				2,029,750

	Diversified Consumer Services – 0.6%

569	Hilton Hotels Corporation, Term Loan B2	3.500%	10/25/20	BBB–	569,316
454	ServiceMaster Company, Term Loan	4.250%	7/01/21	BB–	455,220
1,023	Total Diversified Consumer Services				1,024,536

	Diversified Telecommunication Services – 0.4%

179	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	3.750%	6/30/19	BB–	175,097
243	Level 3 Financing, Inc., Term Loan B2	3.500%	5/31/22	Ba1	242,132
343	WideOpenWest Finance LLC, Term Loan B	4.500%	4/01/19	Ba3	340,683
765	Total Diversified Telecommunication Services				757,912

	Energy Equipment & Services – 0.0%

151	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B	89,479

	Food & Staples Retailing – 0.6%

993	Albertson’s LLC, Term Loan B4	5.500%	8/25/21	BB–	994,820

	Food Products – 1.1%

1,000	Jacobs Douwe Egberts, Term Loan B	4.250%	7/02/22	BB	1,002,188
951	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	952,086
1,951	Total Food Products				1,954,274

	Health Care Equipment & Supplies – 1.1%

1,444	Kinetic Concepts, Inc., Incremental Term Loan E1	4.500%	5/04/18	BB–	1,444,896
500	Sterigenics International, Inc., Term Loan B	4.250%	5/16/22	B1	499,375
1,944	Total Health Care Equipment & Supplies				1,944,271

	Health Care Providers & Services – 2.0%

261	Community Health Systems, Inc., Term Loan G	3.750%	12/31/19	BB	261,177
522	Community Health Systems, Inc., Term Loan H	4.000%	1/27/21	BB	523,307
821	DaVita HealthCare Partners, Inc., Tranche B, Term Loan	3.500%	6/24/21	Ba1	822,088
798	Drumm Investors LLC, Term Loan	6.750%	5/04/18	B	804,666
980	HCA, Inc., Tranche B4, Term Loan	3.077%	5/01/18	BBB–	980,678
74	HCA, Inc., Tranche B5, Term Loan	2.944%	3/31/17	BBB–	74,420
3,456	Total Health Care Providers & Services				3,466,336

	Hotels, Restaurants & Leisure – 1.8%

1,050	Burger King Corporation, Term Loan B	3.750%	12/10/21	Ba3	1,049,393
974	MGM Resorts International, Term Loan B	3.500%	12/20/19	BB	967,481
1,155	Seaworld Parks and Entertainment, Inc., Term Loan B2	3.000%	5/14/20	BB	1,105,739
3,179	Total Hotels, Restaurants & Leisure				3,122,613

	Household Durables – 0.0%

95	Tempur-Pedic International, Inc., New Term Loan B	3.500%	3/18/20	BB+	95,068

Nuveen Investments	5

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (8)	Maturity (9)	Ratings (7)	Value

	Household Products – 0.2%

$423	Spectrum Brands, Inc., Term Loan	3.814%	6/23/22	Ba2	$425,094

	Independent Power & Renewable Electricity Producers – 0.5%

983	Calpine Corporation, Delayed Term Loan	4.000%	10/31/20	BB	981,973

	Internet & Catalog Retail – 0.3%

496	Travelport LLC, Term Loan B, First Lien	5.750%	9/02/21	B	495,589

	Internet Software & Services – 0.5%

829	Tibco Software, Inc., Term Loan B	6.500%	12/04/20	B1	827,612

	IT Services – 0.4%

739	Vantiv, Inc., Term Loan B	3.750%	6/13/21	BB+	741,631

	Leisure Products – 0.7%

751	24 Hour Fitness Worldwide, Inc., Term Loan B	4.750%	5/28/21	Ba3	709,750
471	Academy, Ltd., Term Loan B	5.000%	6/16/22	B	469,749
1,222	Total Leisure Products				1,179,499

	Machinery – 0.4%

225	Doosan Infracore International, Inc., Term Loan	4.500%	5/27/21	BB–	225,800
490	Rexnord LLC, Term Loan B	4.000%	8/21/20	BB–	486,850
715	Total Machinery				712,650

	Media – 3.6%

499	Cequel Communications LLC, Extended Term Loan	3.500%	12/14/22	Ba2	495,144
489	Charter Communications Operating Holdings LLC, Term Loan E	3.000%	7/01/20	Baa3	483,748
747	Clear Channel Communications, Inc., Tranche D, Term Loan	6.944%	1/30/19	CCC+	622,098
92	Clear Channel Communications, Inc.,Term Loan E	7.694%	7/30/19	CCC+	77,257
940	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B+	820,312
494	Interactive Data Corporation, Term Loan B	4.750%	5/02/21	B+	493,380
292	Media General, Inc., Term Loan B	4.000%	7/31/20	BB+	289,935
532	Numericable Group S.A., Term Loan B1	4.500%	5/21/20	Ba3	529,389
460	Numericable Group S.A., Term Loan B2	4.500%	5/21/20	Ba3	457,994
550	Springer Science & Business Media, Inc., Term Loan B9, First Lien	4.750%	8/14/20	B1	551,994
1,524	Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	B+	1,513,012
6,619	Total Media				6,334,263

	Multiline Retail – 0.8%

498	Bass Pro Group LLC, Term Loan B, First Lien	4.000%	6/05/20	BB–	496,049
760	Dollar Tree, Inc., Term Loan B1	3.500%	7/06/22	BB+	761,659
240	Dollar Tree, Inc., Term Loan B2	4.250%	7/06/22	BB+	240,508
1,498	Total Multiline Retail				1,498,216

	Oil, Gas & Consumable Fuels – 0.4%

500	Energy Transfer Equity L.P.,Term Loan, First Lien	3.250%	12/02/19	BB	484,375
214	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B–	61,953
153	Harvey Gulf International Marine, Inc., Term Loan B	5.500%	6/18/20	B	100,548
61	Southcross Holdings Borrower L.P., Holdco Term Loan	6.000%	8/04/21	B–	46,700
928	Total Oil, Gas & Consumable Fuels				693,576

	Pharmaceuticals – 1.5%

750	Endo Health Solutions, Inc., Term Loan B	3.750%	6/24/22	Ba1	749,004
645	Grifols, Inc., Term Loan	3.194%	2/27/21	Ba1	646,226
234	Quintiles Transnational Corp., Term Loan B	3.250%	5/06/22	BB+	234,508
994	Valeant Pharmaceuticals International, Inc., Term Loan E	3.750%	8/05/20	BB+	981,196
2,623	Total Pharmaceuticals				2,610,934

	Professional Services – 0.1%

181	Nielsen Finance LLC, Dollar Term Loan B2	3.199%	4/15/21	BBB	181,232

6	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (8)	Maturity (9)	Ratings (7)	Value

	Real Estate Investment Trust – 0.5%

$898	Communications Sales & Leasing, Inc., Term Loan B, First Lien	5.000%	10/24/22	BB	$842,763

	Semiconductors & Semiconductor Equipment – 1.2%

859	Avago Technologies, Term Loan B	3.750%	5/06/21	BBB–	858,974
496	Freescale Semiconductor, Inc., Term Loan, Tranche B4	4.250%	2/28/20	B1	496,172
725	NXP Semiconductor LLC, Term Loan D	3.250%	1/11/20	BBB–	724,195
2,080	Total Semiconductors & Semiconductor Equipment				2,079,341

	Software – 2.4%

374	Activision Blizzard, Inc., Term Loan B	3.250%	10/13/20	BBB	374,243
475	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	432,765
795	Ellucian, Term Loan B, First Lien, (WI/DD)	TBD	TBD	B	794,568
956	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	Ba3	954,262
757	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	B+	735,858
794	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B1	4.000%	7/08/22	BB	796,554
126	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B2	4.000%	7/08/22	BB	126,009
4,277	Total Software				4,214,259

	Specialty Retail – 0.8%

558	Burlington Coat Factory Warehouse Corporation, Term Loan B3	4.250%	8/13/21	BB–	559,891
449	Petsmart, Inc., Term Loan B	4.250%	3/11/22	BB–	448,827
400	Staples, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	BBB	399,023
1,407	Total Specialty Retail				1,407,741

	Technology Hardware, Storage & Peripherals – 0.5%

985	Dell, Inc., Term Loan B2	4.000%	4/29/20	BBB	983,429
$50,767	Total Variable Rate Senior Loan Interests (cost $50,415,749)				49,230,988

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (7)	Value

	CORPORATE BONDS – 0.8% (0.6% of Total Investments)

	Banks – 0.7%

$475	Bank of America Corporation	6.250%	3/05/65	BB+	$464,313
250	Citigroup Inc.	5.950%	12/31/49	BB+	235,625
150	JPMorgan Chase & Company	6.750%	12/31/49	BBB–	156,188
525	M&T Bank Corporation	6.450%	12/31/49	Baa2	556,499
1,400	Total Banks				1,412,625

	Media – 0.1%

133	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	114,380
$1,533	Total Corporate Bonds (cost $1,526,387)				1,527,005

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (7)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 7.4% (4.9% of Total Investments)

	Banks – 6.2%

$2,367	Bank of America Corporation	6.100%	N/A (10)	BB+	$2,307,825
1,174	Citigroup Inc.	5.950%	N/A (10)	BB+	1,157,858
575	Citigroup Inc.	5.800%	N/A (10)	BB+	565,944
200	Citizens Financial Group Inc., 144A	5.500%	N/A (10)	BB+	195,000
600	General Electric Capital Corporation	7.125%	N/A (10)	A+	693,000
2,000	JPMorgan Chase & Company	6.125%	N/A (10)	BBB–	1,997,500
250	JPMorgan Chase & Company	6.100%	N/A (10)	BBB–	248,375
300	JPMorgan Chase & Company	7.900%	N/A (10)	BBB–	311,625
500	PNC Financial Services Inc.	6.750%	N/A (10)	Baa2	542,500
450	SunTrust Bank Inc.	5.625%	N/A (10)	Baa3	450,000
2,467	Wells Fargo & Company	5.875%	N/A (10)	BBB	2,525,591

Nuveen Investments	7

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (7)	Value
	Banks (continued)

$25	Zions Bancorporation	7.200%	N/A (10)	BB–	$26,719
	Total Banks				11,021,937

	Captial Markets – 0.1%

225	Morgan Stanley	5.550%	N/A (10)	Ba1	221,625

	Consumer Finance – 0.7%

225	Ally Financial Inc., 144A	7.000%	N/A (10)	B	225,710
450	American Express Company	5.200%	N/A (10)	Baa2	445,634
475	Capital One Financial Corporation	5.550%	N/A (10)	Baa3	469,062
	Total Consumer Finance				1,140,406

	Food Products – 0.4%
715	Land O’ Lakes Incorporated, 144A	8.000%	N/A (10)	BB	731,088
	Total $1,000 Par (or similar) Institutional Preferred (cost $13,123,557)				13,115,056
	Total Long-Term Investments (cost $243,057,452)				257,166,767

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 4.6% (3.0% of Total Investments)

	REPURCHASE AGREEMENTS – 4.6% (3.0% of Total Investments)

$5,556	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/15, repurchase price $5,555,284, collateralized by $5,420,000 U.S. Treasury Notes, 2.500%, due 8/15/23, value $5,670,675	0.000%	10/01/15		$5,555,284
2,518	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/15, repurchase price $2,518,235, collateralized by $2,485,000 U.S. Treasury Notes, 2.125%, due 1/31/21, value $2,571,408	0.000%	10/01/15		2,518,235
$8,074	Total Short-Term Investments (cost $8,073,519)				8,073,519
	Total Investments (cost $251,130,971) – 149.9%				265,240,286
	Borrowings – (46.6)% (11), (12)				(82,400,000)
	Other Assets Less Liabilities – (3.3)% (13)				(5,909,051)
	Net Assets Applicable to Common Shares – 100%				$176,931,235

Investments in Derivatives as of September 30, 2015

Options Written outstanding:

Number of Contracts	Description	Notional Amount (14)	Expiration Date	Strike Price	Value
(515)	Interpublic Group of Companies, Inc.	$(1,133,000)	10/16/15	$22.0	$(6,437)
(485)	Microchip Technology Incorporated	(2,134,000)	10/16/15	44.0	(31,525)
(5)	National CineMedia, Inc.	(8,750)	12/18/15	17.5	(50)
(585)	NetApp, Inc.	(1,930,500)	12/18/15	33.0	(35,978)
(1,590)	Total Options Written (premiums received $108,657)	$(5,206,250)			$(73,990)

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (15)	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan	$18,475,000	Receive	1-Month USD-LIBOR-ICE	1.462%	Monthly	12/01/15	12/01/20	$(427,036)
JPMorgan	18,475,000	Receive	1-Month USD-LIBOR-ICE	1.842	Monthly	12/01/15	12/01/22	(648,293)
	$36,950,000							$(1,075,329)

8	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$135,830,289	$38,974,550	$—	*	$174,804,839
Convertible Preferred Securities	2,980,974	—	—		2,980,974
$25 Par (or similar) Retail Preferred	13,740,777	1,767,128	—		15,507,905
Variable Rate Senior Loan Interests	—	49,230,988	—		49,230,988
Corporate Bonds	—	1,527,005	—		1,527,005
$1,000 Par (or similar) Institutional Preferred	—	13,115,056	—		13,115,056

Short-Term Investments:
Repurchase Agreements	—	8,073,519	—		8,073,519

Investments in Derivatives:
Options Written	(73,990)	—	—		(73,990)
Interest Rate Swaps**	—	(1,075,329)	—		(1,075,329)
Total	$152,478,050	$111,612,917	$—		$264,090,967
*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment, temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2015, the cost of investments (excluding investments in derivatives) was $253,025,928.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2015, were as follows:

Gross unrealized:
Appreciation	$28,088,402
Depreciation	(15,874,044)
Net unrealized appreciation (depreciation) of investments	$12,214,358

Nuveen Investments	9

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	Investment, or portion of investment, is out on loan. The total value of investments out on loan as of the end of the reporting period was $43,979,416.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(7)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

8)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(9)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(10)	Perpetual security. Maturity date is not applicable.

(11)	Borrowings as a percentage of Total Investments is 31.1%.

(12)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $178,831,421 have been pledged as collateral for borrowings.

(13)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(14)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(15)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate Intercontinental Exchange

(WI/DD)	Investment purchased on a when-issued or delayed delivery basis.

TBD	Senior loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

10	Nuveen Investments

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Tax-Advantaged Total Return Strategy Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2015